Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2013	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	616	(484)	132
Contractual customer relationships	5	(5)	—
Purchased software	338	(290)	48
Construction in progress	37	—	37
Other intangible assets	62	(62)	—

Total	1,058	(841)	217

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2014	64
2015	55
2016	45
2017	26
2018	13
Thereafter	14
Total	217